Shareholder Report, Average Annual Return (Details) 74200000500_Templeton World Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	7.62%	7.72%	7.61%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	13.89%	8.94%	8.22%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.35%	10.89%	12.58%